DWS Latin America Equity Fund Expense Example - DWS Latin America Equity Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 708
Expense Example, with Redemption, 3 Years	1,040
Expense Example, with Redemption, 5 Years	1,393
Expense Example, with Redemption, 10 Years	2,387
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	713
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,493
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,575
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	719
Expense Example, with Redemption, 10 Years	$ 1,606